SUPPLEMENT TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO INCOME FUNDS

Wells Fargo High Income Fund

Effectively immediately, the Wells Fargo High Income Fund is no longer offered and all references to the Fund are hereby removed.

July 25, 2016                                                                                                                                                        IFAM086/P1003S2